 33' Act File No. 333-43671
40' Act File No. 811-08301

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 4 7	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 18 7	☑

(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President Corporate Governance and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: November 1 , 2012

It is proposed that this filing will become effective (check appropriate box)
☐           Immediately upon filing pursuant to paragraph (b)
☑           On November 1 , 2012 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Life Insurance Company • Nationwide VLI Separate Account - 4	Nationwide Life and Annuity Insurance Company: • Nationwide VL Separate Account - C • Nationwide VL Separate Account - D

Prospectus supplement dated October 29, 2012 to

Newport PCVUL, BOA CVUL Future (NLAIC), BOA CVUL (NLAIC) prospectus dated May 1, 2008

and

BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Future Executive VUL, Next Generation CVUL

prospectus dated May 1, 2012

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective November 1, 2012, the following underlying mutual funds are available as investment options under your contract:

•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio

2.	Effective November 1, 2012, the "Appendix A: Sub-Account Information" is amended to include the following:

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
3.	The "Legal Proceedings" section of your prospectus is replaced with the following:

Legal Proceedings

Nationwide Life Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters.   Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s condensed consolidated financial position.

Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service ("IRS"), and state insurance authorities.  Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates.  The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices.  The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified.  In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

On November 20, 2007, Nationwide Retirement Solutions, Inc. ("NRS") and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. ("ASEA") Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA.  On June 19 and 20, 2012, the Court held an evidentiary hearing on the amount of indemnification owed to PEBCO.  The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 ("ERISA") that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. The case is fully briefed. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life. NMIC and NLIC filed a motion to dismiss.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal. Plaintiffs filed their appellate brief on April 12, 2012. The Association of Ohio Life Insurance Companies filed an amicus brief in support of NMIC and NLIC's position on May 24, 2012. NMIC and NLIC's filed its brief in opposition on May 25, 2012. Plaintiffs filed their reply brief on June 7, 2012.  Oral argument on plaintiff’s appeal was held on October 1, 2012.  NMIC and NLIC continue to defend their lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, NISC, is not engaged in any litigation of any material nature.

INCORPORATION BY REFERENCE

The prospectus supplements dated June 1, 2012, June 14, 2012, July 6, 2012, and August 9, 2012, and the prospectus, statement of additional information, and Part C that were effective May 1, 2012, previously filed with the Commission under SEC file No. 333-43671, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirement of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29 th day of October , 2012.

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 29 th day of October , 2012.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact